Summary of relevant financial information by operating segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues (note 6)	$ 7,498	$ 9,587	$ 7,143
Cost of sales	(4,851)	(4,858)	(4,205)
Gross profit	2,647	4,729	2,938
Research and development	(2,950)	(8,304)	(2,040)
Impairment of intangible assets		(3,196)
Impairment of property and equipment	(240)	(1,061)
Write-down of inventories	(76)
Income (loss) from operations before SG&A and other income (expenses)	(619)	(7,832)	898
Selling, general & administrative	(4,457)	(6,716)
Corporate costs	(5,605)	(3,732)
Loss from operations	(10,681)	(18,280)	(4,629)
Net other income	333	3,055	259
Loss before income taxes	(10,348)	(15,225)	(4,370)
Selling, general & administrative	(10,062)	(10,448)	(5,527)
Active ingredient [member]
IfrsStatementLineItems [Line Items]
Revenues (note 6)	7,037	8,492	7,143
Cost of sales	(4,634)	(4,706)	(4,205)
Gross profit	2,403	3,786	2,938
Research and development	(1,461)	(3,943)	(2,040)
Impairment of intangible assets
Impairment of property and equipment	(240)	(1,061)
Write-down of inventories	(76)
Income (loss) from operations before SG&A and other income (expenses)	626	(1,218)	898
Selling, general & administrative	(2,555)	(4,677)
Selling, general & administrative			(5,527)
Biopharmaceutical [member]
IfrsStatementLineItems [Line Items]
Revenues (note 6)	461	1,095
Cost of sales	(217)	(152)
Gross profit	244	943
Research and development	(1,489)	(4,361)
Impairment of intangible assets		(3,196)
Impairment of property and equipment
Write-down of inventories
Income (loss) from operations before SG&A and other income (expenses)	(1,245)	(6,614)
Selling, general & administrative	$ (1,902)	$ (2,039)
Selling, general & administrative